Note 6 - Equity (Tables)	9 Months Ended
Sep. 30, 2017
Notes Tables
Schedule of Stockholders Equity [Table Text Block]
	Ordinary shares	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Noncontrolling interests	Total equity

Balances at January 1, 2017 (audited)	2	44369	(32128)	(91)	147	12299
Issuance of ordinary shares	-	87963	-	-	1480	89443
Share-based compensation	-	15363	-	-	3499	18862
Foreign currency translation gain (loss)	-	-	-	(72)	58	(14)
Net loss	-	-	(76271)	-	(3828)	(80099)
Balances at September 30, 2017 (unaudited)	2	147695	(108399)	(163)	1356	40491

Balances at January 1, 2016 (audited)	2	29119	(20118)	(53)	708	9658
Issuance of ordinary shares	-	15250	-	-	-	15250
Foreign currency translation loss	-	-	-	(14)	(15)	(29)
Net loss	-	-	(8475)	-	(379)	(8854)

Balances at September 30, 2016 (unaudited)	2	44369	(28593)	(67)	314	16025